Loss Before Income Tax - Summary of Loss Before Income Tax (Parenthetical) (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	$ 2,020,000	$ 2,080,000	$ 10,440,000	$ 4,527,000
Other operating income and expenses	1,025,000	(442,000)	1,420,000	(67,000)
Finance costs	3,227,000	3,414,000	7,193,000	9,814,000
Previously Reported
Disclosure Of Loss Before Income Tax Line Item
Other operating income and expenses				39,000
Finance costs		319,000		1,059,000
Currently Reported
Disclosure Of Loss Before Income Tax Line Item
Finance costs		319,000		1,098,000
Effect of Change
Disclosure Of Loss Before Income Tax Line Item
Other operating income and expenses				(39,000)
Finance costs				39,000
Income Statement Functional Expense Categories
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	2,019,746	2,080,508	10,440,474	4,527,439
Income Statement Functional Expense Categories | Research and Development
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	1,551,452	1,040,492	6,686,053	2,010,660
Income Statement Functional Expense Categories | Manufacturing and Commercialization
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	7,198	84,446	372,373	224,361
Income Statement Functional Expense Categories | Management and Administration
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	$ 461,096	$ 955,570	$ 3,382,048	$ 2,292,418